Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
TAXES

NOTE 14 – TAXES

(a)	Corporate Income Taxes ("CIT")

CLPS was incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

CLPS Hong Kong was established in Hong Kong and is subject to statutory income tax rate at 16.5%. CLPS SG and Infogain are subject to Singapore income tax at the rate of 17%.  CLPS AU was established in Australia. Australian enterprises are usually subject to a unified 30% enterprise income tax rate while CLPS AU is subject to corporate income tax at 27.5% as a small company in the fiscal 2019, 2018 and 2017. CLPS US is subject to U.S. federal tax rate at 21%.

Under the Enterprise Income Tax ("EIT") Law of PRC, domestic enterprises and Foreign Investment Enterprises (the "FIE") are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises ("HNTEs"). In accordance with the PRC Income Tax Laws, an enterprise awarded with the "HNTE"s certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company's main operating subsidiary in PRC, was recognized as qualified HNTEs in 2013 and enjoyed a preferential tax rate of 15% from 2013 to 2016, and renewed in 2016 for 2016 to 2018. The impact of the preferential tax treatment noted above decreased income taxes by $217,671, $285,130 and $317,488 for the fiscal 2019, 2018 and 2017, respectively. The benefit of the preferential tax treatment on net income per share (basic and diluted) was $0.02, $0.02 and $0.03 for the years ended June 30, 2019, 2018 and 2017, respectively.

Income (loss) before income taxes

	For the years ended June 30,
	2019	2018	2017
PRC	$6,082,916	$2,863,419	$2,516,211
Non-PRC	(9,183,561)	(260,649)	(413,400)
	$(3,100,645)	$2,602,770	$2,102,811

The following table reconciles the statutory rate to the Company's effective tax rate:

	For the years ended June 30,
	2019	2018	2017
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	(70.7)%	(1.8)%	4.8%
Effect of tax rate changes on deferred taxes	3.6%	-	-
Effect of PRC preferential tax rate and tax holidays	7.0%	(11.0)%	(15.1)%
R&D credits	53.4%	(18.3)%	(14.3)%
Tax receivable	5.8%	-	-
Deferred tax	(12.8)%	-	-
Change in valuation allowances	(17.0)%	7.9%	6.3%
Others	(0.3)%	(6.1)%	(12.3)%
Effective tax rate	(6.0)%	(4.3)%	(5.6)%

The provision (benefit) for income tax consists of the following:

	For the years ended June 30,
	2019	2018	2017
Current income tax	$86,506	$95,923	$102,568
Deferred income tax	100,109	(208,051)	(221,114)
Total provision (benefit) for income tax expenses	$186,615	$(112,128)	$(118,546)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of June 30, 2019 and 2018, the Company had net operating loss carry forwards of approximately $4,326,319 and $3,752,850, respectively, from the Company's PRC subsidiaries, which will expire between 2021 and 2024 if not utilized. As of June 30, 2019, the Company had net operating loss carry forwards of approximately $363,442, $225,919 and $177,964 from its operations in Singapore, Australia and Hong Kong, respectively. The net operating losses in Singapore, Australia and Hong Kong will be carried forward indefinitely.

The significant components of the deferred tax assets are as follows:

	As of June 30,
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$1,227,940	$915,571
Accrued expenses and other	336,383	450,612
Valuation allowances	(1,186,188)	(658,452)
Total deferred tax assets	378,135	707,731

Deferred tax liabilities:
Intangible assets	(39,914)	-
Unbilled accounts receivables	-	(169,266)
Deferred contract costs	-	(26,368)
Total deferred tax liabilities	(39,914)	(195,634)

Total deferred tax assets, net	$338,221	$512,097

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. As of June 30, 2019 and 2018, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative losses position or in a continuous loss position from incorporation.

Pursuant to the PRC EIT Law, 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in PRC. The requirement is effective from 1 January 2008 and applies to earnings after 31 December 2007. At June 30, 2019 and 2018, no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company's subsidiaries established in PRC. In the opinion of the directors of the Company, the Company's fund will be retained in PRC for the expansion of the Company's operation, so it is not probable that these subsidiaries will distribute such earnings in the foreseeable future.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of June 30, 2019, the Company had unrecognized tax benefits of $128,467, all of which was offset against the deferred tax assets on tax losses carry forward, otherwise would be considered for providing valuation allowance and impacting the effective tax rate; while as of June 30, 2018, the Company did not have any significant unrecognized uncertain tax positions. The Company did not record any interest and penalties related to potential underpaid income tax expenses for the years ended June 30, 2019 and 2018, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

For the year ended June 30, 2019
Balance as of July 1, 2018	$-
Increases — tax positions in the current period	128,467
Balance as of June 30, 2019	$128,467

As of June 30, 2019, the tax years ended December 31, 2014 through December 31, 2018 for the Company's PRC entities remain open for statutory examination by PRC tax authorities.

(b)	Tax Payables

The Company's tax payables consists of the following:

	As of June 30,
	2019	2018

VAT tax payable	$282,340	$228,477
Corporate income tax payable	113,083	96,636
Withholding tax payable	133,210	257,942
Disability insurance fund payable	363,149	299,645
Other tax payables	23,847	22,150
Total tax payables	$915,629	$904,850